Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Municipal Series Trust
Entity Central Index Key	0000799113
Document Period End Date	May 31, 2024
C000038983 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Municipal Opportunities Fund
Class Name	Investor A Shares
Trading Symbol	MEMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Strategic Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$89	0.87%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with the benefit of income augmented by a modest gain in prices.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  Municipal bonds were further helped by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends. High-yield municipals performed particularly well in an environment of hearty investor risk appetites.
What contributed to performance?
The Fund’s use of U.S. Treasury futures to manage interest rate risk helped performance at a time in which Treasury yields rose (as prices fell). Overweight positions in AA rated securities and bonds with maturities of 20 years and longer contributed, as well. The Fund also benefited from keeping duration (interest-rate sensitivity) above that of the benchmark given the positive performance for the municipal market. Holdings in corporate-backed municipal issues, specifically pre-paid gas bonds, further contributed to results. The Fund’s use of derivatives marginally contributed to performance.
What detracted from performance?
A position in Puerto Rico Electric Power Authority bonds, which experienced a pronounced price decline early in the period, was a key detractor. An underweight in the healthcare sector also detracted, but to a lesser extent.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	3.64%	0.05%	1.96%
Investor A Shares (with sales charge)	(0.76)	(0.82)	1.52
Bloomberg Municipal Bond Index	2.67	0.93	2.25
New Customized Reference Benchmark	3.76	1.26	N/A
Customized Reference Benchmark	3.92	1.31	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]	Beginning October 1, 2023, the Fund started to compare its performance to that of the Bloomberg Municipal Bond Index and the New Customized Reference Benchmark (commenced on September 30, 2016) comprised of 75% Bloomberg Municipal Bond Index Total Return Index Value Unhedged/20% Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index/5% Bloomberg Municipal Index Taxable Bonds Total Return Index Value.
Material Change Date	May 31, 2023
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,922,952,604
Holdings Count | Holding	632
Advisory Fees Paid, Amount	$ 20,372,144
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,922,952,604
Number of Portfolio Holdings	632
Net Investment Advisory Fees	$20,372,144
Portfolio Turnover Rate	70%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)(b)	Percent of Total Investments
Utilities	21.9%
County/City/Special District/School District	18.8
Transportation	14.9
State	12.9
Corporate	12.3
Health	6.7
Education	5.1
Housing	4.2
Tobacco	2.3
Industrial Conglomerates	0.9
Health Care Providers & Services	—(c)
Credit quality allocation
Credit Rating(a)(d)	Percent of Total Investments
AAA/Aaa	14.4%
AA/Aa	44.5
A	15.3
BBB/Baa	3.7
BB/Ba	2.4
B	0.4
N/R(e)	19.3
(a)	Excludes short-term securities.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.
Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000038984 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Municipal Opportunities Fund
Class Name	Investor C Shares
Trading Symbol	MFMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Strategic Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$167	1.65%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with the benefit of income augmented by a modest gain in prices.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  Municipal bonds were further helped by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends. High-yield municipals performed particularly well in an environment of hearty investor risk appetites.
What contributed to performance?
The Fund’s use of U.S. Treasury futures to manage interest rate risk helped performance at a time in which Treasury yields rose (as prices fell). Overweight positions in AA rated securities and bonds with maturities of 20 years and longer contributed, as well. The Fund also benefited from keeping duration (interest-rate sensitivity) above that of the benchmark given the positive performance for the municipal market. Holdings in corporate-backed municipal issues, specifically pre-paid gas bonds, further contributed to results. The Fund’s use of derivatives marginally contributed to performance.
What detracted from performance?
A position in Puerto Rico Electric Power Authority bonds, which experienced a pronounced price decline early in the period, was a key detractor. An underweight in the healthcare sector also detracted, but to a lesser extent.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	2.84%	(0.71)%	1.34%
Investor C Shares (with sales charge)	1.84	(0.71)	1.34
Bloomberg Municipal Bond Index	2.67	0.93	2.25
New Customized Reference Benchmark	3.76	1.26	N/A
Customized Reference Benchmark	3.92	1.31	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]	Beginning October 1, 2023, the Fund started to compare its performance to that of the Bloomberg Municipal Bond Index and the New Customized Reference Benchmark (commenced on September 30, 2016) comprised of 75% Bloomberg Municipal Bond Index Total Return Index Value Unhedged/20% Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index/5% Bloomberg Municipal Index Taxable Bonds Total Return Index Value.
Material Change Date	May 31, 2023
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,922,952,604
Holdings Count | Holding	632
Advisory Fees Paid, Amount	$ 20,372,144
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,922,952,604
Number of Portfolio Holdings	632
Net Investment Advisory Fees	$20,372,144
Portfolio Turnover Rate	70%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)(b)	Percent of Total Investments
Utilities	21.9%
County/City/Special District/School District	18.8
Transportation	14.9
State	12.9
Corporate	12.3
Health	6.7
Education	5.1
Housing	4.2
Tobacco	2.3
Industrial Conglomerates	0.9
Health Care Providers & Services	—(c)
Credit quality allocation
Credit Rating(a)(d)	Percent of Total Investments
AAA/Aaa	14.4%
AA/Aa	44.5
A	15.3
BBB/Baa	3.7
BB/Ba	2.4
B	0.4
N/R(e)	19.3
(a)	Excludes short-term securities.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.
Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000199785 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Municipal Opportunities Fund
Class Name	Class K Shares
Trading Symbol	MKMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Strategic Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with the benefit of income augmented by a modest gain in prices.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  Municipal bonds were further helped by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends. High-yield municipals performed particularly well in an environment of hearty investor risk appetites.
What contributed to performance?
The Fund’s use of U.S. Treasury futures to manage interest rate risk helped performance at a time in which Treasury yields rose (as prices fell). Overweight positions in AA rated securities and bonds with maturities of 20 years and longer contributed, as well. The Fund also benefited from keeping duration (interest-rate sensitivity) above that of the benchmark given the positive performance for the municipal market. Holdings in corporate-backed municipal issues, specifically pre-paid gas bonds, further contributed to results. The Fund’s use of derivatives marginally contributed to performance.
What detracted from performance?
A position in Puerto Rico Electric Power Authority bonds, which experienced a pronounced price decline early in the period, was a key detractor. An underweight in the healthcare sector also detracted, but to a lesser extent.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	3.94%	0.34%	2.24%
Bloomberg Municipal Bond Index	2.67	0.93	2.25
New Customized Reference Benchmark	3.76	1.26	N/A
Customized Reference Benchmark	3.92	1.31	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]	Beginning October 1, 2023, the Fund started to compare its performance to that of the Bloomberg Municipal Bond Index and the New Customized Reference Benchmark (commenced on September 30, 2016) comprised of 75% Bloomberg Municipal Bond Index Total Return Index Value Unhedged/20% Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index/5% Bloomberg Municipal Index Taxable Bonds Total Return Index Value.
Material Change Date	May 31, 2023
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,922,952,604
Holdings Count | Holding	632
Advisory Fees Paid, Amount	$ 20,372,144
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,922,952,604
Number of Portfolio Holdings	632
Net Investment Advisory Fees	$20,372,144
Portfolio Turnover Rate	70%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)(b)	Percent of Total Investments
Utilities	21.9%
County/City/Special District/School District	18.8
Transportation	14.9
State	12.9
Corporate	12.3
Health	6.7
Education	5.1
Housing	4.2
Tobacco	2.3
Industrial Conglomerates	0.9
Health Care Providers & Services	—(c)
Credit quality allocation
Credit Rating(a)(d)	Percent of Total Investments
AAA/Aaa	14.4%
AA/Aa	44.5
A	15.3
BBB/Baa	3.7
BB/Ba	2.4
B	0.4
N/R(e)	19.3
(a)	Excludes short-term securities.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.
Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000011339 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Municipal Opportunities Fund
Class Name	Investor A1 Shares
Trading Symbol	MDMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Strategic Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$74	0.73%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with the benefit of income augmented by a modest gain in prices.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  Municipal bonds were further helped by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends. High-yield municipals performed particularly well in an environment of hearty investor risk appetites.
What contributed to performance?
The Fund’s use of U.S. Treasury futures to manage interest rate risk helped performance at a time in which Treasury yields rose (as prices fell). Overweight positions in AA rated securities and bonds with maturities of 20 years and longer contributed, as well. The Fund also benefited from keeping duration (interest-rate sensitivity) above that of the benchmark given the positive performance for the municipal market. Holdings in corporate-backed municipal issues, specifically pre-paid gas bonds, further contributed to results. The Fund’s use of derivatives marginally contributed to performance.
What detracted from performance?
A position in Puerto Rico Electric Power Authority bonds, which experienced a pronounced price decline early in the period, was a key detractor. An underweight in the healthcare sector also detracted, but to a lesser extent.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A1 Shares	3.88%	0.20%	2.12%
Bloomberg Municipal Bond Index	2.67	0.93	2.25
New Customized Reference Benchmark	3.76	1.26	N/A
Customized Reference Benchmark	3.92	1.31	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]	Beginning October 1, 2023, the Fund started to compare its performance to that of the Bloomberg Municipal Bond Index and the New Customized Reference Benchmark (commenced on September 30, 2016) comprised of 75% Bloomberg Municipal Bond Index Total Return Index Value Unhedged/20% Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index/5% Bloomberg Municipal Index Taxable Bonds Total Return Index Value.
Material Change Date	May 31, 2023
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,922,952,604
Holdings Count | Holding	632
Advisory Fees Paid, Amount	$ 20,372,144
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,922,952,604
Number of Portfolio Holdings	632
Net Investment Advisory Fees	$20,372,144
Portfolio Turnover Rate	70%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)(b)	Percent of Total Investments
Utilities	21.9%
County/City/Special District/School District	18.8
Transportation	14.9
State	12.9
Corporate	12.3
Health	6.7
Education	5.1
Housing	4.2
Tobacco	2.3
Industrial Conglomerates	0.9
Health Care Providers & Services	—(c)
Credit quality allocation
Credit Rating(a)(d)	Percent of Total Investments
AAA/Aaa	14.4%
AA/Aa	44.5
A	15.3
BBB/Baa	3.7
BB/Ba	2.4
B	0.4
N/R(e)	19.3
(a)	Excludes short-term securities.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.
Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000011342 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Municipal Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	MAMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Strategic Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with the benefit of income augmented by a modest gain in prices.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  Municipal bonds were further helped by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends. High-yield municipals performed particularly well in an environment of hearty investor risk appetites.
What contributed to performance?
The Fund’s use of U.S. Treasury futures to manage interest rate risk helped performance at a time in which Treasury yields rose (as prices fell). Overweight positions in AA rated securities and bonds with maturities of 20 years and longer contributed, as well. The Fund also benefited from keeping duration (interest-rate sensitivity) above that of the benchmark given the positive performance for the municipal market. Holdings in corporate-backed municipal issues, specifically pre-paid gas bonds, further contributed to results. The Fund’s use of derivatives marginally contributed to performance.
What detracted from performance?
A position in Puerto Rico Electric Power Authority bonds, which experienced a pronounced price decline early in the period, was a key detractor. An underweight in the healthcare sector also detracted, but to a lesser extent.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	3.85%	0.27%	2.19%
Bloomberg Municipal Bond Index	2.67	0.93	2.25
New Customized Reference Benchmark	3.76	1.26	N/A
Customized Reference Benchmark	3.92	1.31	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]	Beginning October 1, 2023, the Fund started to compare its performance to that of the Bloomberg Municipal Bond Index and the New Customized Reference Benchmark (commenced on September 30, 2016) comprised of 75% Bloomberg Municipal Bond Index Total Return Index Value Unhedged/20% Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index/5% Bloomberg Municipal Index Taxable Bonds Total Return Index Value.
Material Change Date	May 31, 2023
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,922,952,604
Holdings Count | Holding	632
Advisory Fees Paid, Amount	$ 20,372,144
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,922,952,604
Number of Portfolio Holdings	632
Net Investment Advisory Fees	$20,372,144
Portfolio Turnover Rate	70%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)(b)	Percent of Total Investments
Utilities	21.9%
County/City/Special District/School District	18.8
Transportation	14.9
State	12.9
Corporate	12.3
Health	6.7
Education	5.1
Housing	4.2
Tobacco	2.3
Industrial Conglomerates	0.9
Health Care Providers & Services	—(c)
Credit quality allocation
Credit Rating(a)(d)	Percent of Total Investments
AAA/Aaa	14.4%
AA/Aa	44.5
A	15.3
BBB/Baa	3.7
BB/Ba	2.4
B	0.4
N/R(e)	19.3
(a)	Excludes short-term securities.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.
Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports